As filed with the Securities and Exchange Commission on March 25, 1997

                                                               Registration No.
                                                                       File No.
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
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         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X/
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                         / / Pre-Effective Amendment No.
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                        / / Post-Effective Amendment No.
                                                                           ---
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY            / X/
                                   ACT OF 1940
                                                                           ---
                                / / Amendment No.

                        (Check appropriate box or boxes)

                      MENTOR VARIABLE INVESTMENT PORTFOLIOS
               (Exact name of registrant as specified in charter)

                              901 East Byrd Street
                            Richmond, Virginia 23219
                    (Address of principal executive offices)

        Registrant's Telephone Number, including Area Code (804) 782-3647
                                 ---------------

                           PAUL F. COSTELLO, President
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)
                                -----------------

                                    Copy to:
                           TIMOTHY W. DIGGINS, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110
                                 --------------


        Approximate date of proposed public offering: As soon as practicable after the effective date.

        Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite number or amount of its shares of beneficial interest is being registered under the Securities Act of 1933.

                            -------------------------

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                     MENTOR VARIABLE INVESTMENT PORTFOLIOS

                             CROSS REFERENCE SHEET

                          (as required by Rule 404(c))


Part A

        N-1A Item No.

        Location
1.      Cover Page.....................................................         Cover Page
2.      Synopsis.......................................................         Cover Page
3.      Condensed Financial Information................................         Not Applicable
4.      General Description of Registrant..............................         Cover Page; The Trust;
                                                                                Investment Objectives and
                                                                                Policies; Other Investment
                                                                                Practices; How a Portfolio's
                                                                                Performance is Calculated;
                                                                                General information
5.      Management of the Fund.........................................         Investment Objectives and
                                                                                Policies; Management; General;
                                                                                Financial Information
5A.     Management's Discussion
          of Fund Performance..........................................         Not Applicable
6.      Capital Stock and Other
          Securities...................................................         How a Portfolio Values its Shares;
                                                                                Sales and Redemption;
                                                                                Distribution Plan; Distributions
                                                                                and Taxes
7.      Purchase of Securities Being
          Offered......................................................         Sales and Redemption;
                                                                                Distribution Plan
8.      Redemption or Repurchase.......................................         Sales and Redemption; Exchange
                                                                                Privilege
9.      Pending Legal Proceedings......................................         Not Applicable

Part B

         N-1A Item No.                                                          Location
10.      Cover Page....................................................         Cover Page
11.      Table of Contents.............................................         Cover Page
12.      General Information and History...............................         Introduction; Shareholder Liability
13.      Investment Objectives and
           Policies....................................................         Investment Restrictions; Certain
                                                                                Investment Practices
14.      Management of the Fund........................................         Management of the Trust
15.      Control Persons and Principal
           Holders of Securities.......................................         Management of the Trust;
                                                                                Principal Holders of Securities
16.      Investment Advisory and Other
           Services....................................................         Management of the Trust;
                                                                                Investment Advisory Services;
                                                                                Administrative Services;
                                                                                Distribution; Custodian:
                                                                                Accountants; Members of
                                                                                Investment Management Teams
17.      Brokerage Allocation..........................................         Investment Advisory Services;
                                                                                Brokerage Transactions
18.      Capital Stock and Other
           Securities..................................................         Determining Net Asset Value;
                                                                                Redemptions in Kind; Taxes
19.      Purchase, Redemption and Pricing
           of Securities Being Offered.................................         How to Buy Shares; Distribution;
                                                                                Determining Net Asset Value;
                                                                                Redemption in Kind
20.      Tax Status....................................................         Taxes
21.      Underwriters..................................................         Management of the Trust;
                                                                                Distribution
22.      Calculations of Yield Quotations
           of Money Market Funds.......................................         Performance Information
23.      Financial Statements..........................................         Financial Statements


Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

PROSPECTUS                                                        June    , 1997



                     MENTOR VARIABLE INVESTMENT PORTFOLIOS



         Mentor Variable Investment Portfolios (the "Trust") offers shares of beneficial interest in five separate investment portfolios (collectively, the "Portfolios") for purchase by separate accounts of insurance companies. The Portfolios, which have different investment objectives and policies, offered by this Prospectus are: Mentor VIP Balanced Portfolio, Mentor VIP Capital Growth Portfolio, Mentor VIP Perpetual Global Portfolio, Mentor VIP Growth Portfolio, and Mentor VIP Strategy Portfolio. The Balanced Portfolio may use "leverage" -- that is, it may borrow money to purchase additional portfolio securities, which involves special risks. See "Other Investment Practices -- Leverage" on page 9.

         This prospectus sets forth concisely what you should know before investing in the Trust and should be read in conjunction with the prospectus for the separate account of the variable annuity or variable life insurance product that accompanies this Prospectus. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Trust in the June __, 1997 Statement of Additional Information, as amended from time to time. For a free copy of the Statement of Additional Information, call Mentor Distributors, LLC at 1-800-382-0016. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES OF THE PORTFOLIOS ARE PRESENTLY AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY CONTRACT AND VARIABLE LIFE INSURANCE POLICY SEPARATE ACCOUNTS OF VARIOUS PARTICIPATING INSURANCE COMPANIES.


                                 June __, 1997

The Trust

         The Trust is an open-end investment company designed to serve as a funding vehicle for insurance separate accounts associated with variable annuity contracts and variable life insurance policies. You should consult the prospectus issued by your insurance company for more information about a separate account. The Trust assumes no responsibility for any such prospectus. Shares of the Trust are offered to these separate accounts through Mentor Distributors, LLC ("Mentor Distributors"), the principal underwriter for the Trust. The Trust is offering by this Prospectus five separate investment Portfolios with different investment objectives, policies and risks.

Investment Objectives and Polices

         Each Portfolio of the Trust has its own investment objective which it pursues through its investment policies as described below. The particular objectives and policies of the Portfolios can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. For more information about the investment strategies employed by the Portfolios, see "Other Investment Practices". The investment objective and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Trustees without a vote of shareholders. None of the Portfolios is intended to be a complete investment program, and there is no assurance that any Portfolio will achieve its objective.

         Any percentage limitation on a Portfolio's investments will apply only at the time of investment; a Portfolio would not be considered to have violated any such limitation unless an excess or deficiency occurs or exists as a result of an investment. In addition, a Portfolio will not necessarily dispose of a security when its rating is reduced below any applicable minimum rating, although the investment adviser or sub-adviser of the Portfolio will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objective.

         Additional Portfolios with differing investment objectives and policies may be created from time to time for use as funding vehicles for insurance company separate accounts or for other insurance products. In addition, the Trustees may, subject to any necessary regulatory approvals, eliminate any Portfolio or divide any Portfolio into two or more classes of shares with such special or relative rights and privileges as the Trustees may determine.

         o Mentor VIP Balanced Portfolio (the "Balanced Portfolio") Investment adviser: Mentor Investment Advisors, LLC

         The Balanced Portfolio's investment objective is to seek capital growth and current income. The Portfolio invests in a diversified portfolio of equity and fixed-income securities which Mentor Advisors believes will produce both capital growth and current income.

         The Portfolio may invest in almost any type of security. The Portfolio's securities will include some securities selected primarily to provide for growth in value, others selected for current income, and other for stability of principal.

         Mentor Advisors will adjust the proportions of the Portfolio's assets invested in the different types of securities in order to adjust to changing market conditions. For example, under certain market conditions, Mentor Advisors may judge that most of the Portfolio's assets should be invested in equity securities, and that only a relatively small portion of the Portfolio's assets should be invested in fixed-income securities. At other times, Mentor Advisors may invest most of the Portfolio's assets in fixed-income securities, with a corresponding reduction in the portion of the Portfolio's assets invested in equity securities. Under normal circumstances, the Portfolio will invest at least 25% of its assets in fixed-income securities and 25% of its assets in equity securities.

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         The Portfolio will invest in debt securities and preferred stocks of investment grade, and the Portfolio will seek under normal market conditions to maintain a portfolio of securities with a dollar-weighted average rating of A or better. A security will be considered to be of "investment grade" if, at the time of investment by the Portfolio, it is rated at least Baa3 by Moody's or BBB- by S&P or the equivalent by another nationally recognized rating organization or, if unrated, determined by Mentor Advisors to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. See the Statement of Additional Information for descriptions of securities ratings assigned by Moody's and S&P.

         At times Mentor Advisors may decide that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Mentor Advisors may temporarily use alternative investment strategies primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio would be permitted to hold all or any portion of its assets in high quality fixed-income securities, cash, or money market instruments. It is impossible to predict when, or for how long, the Portfolio will use these alternative strategies.

         o   Mentor VIP Capital Growth Portfolio (the "Capital Growth
             Portfolio")
                  Investment adviser:  Mentor Investment Advisors, LLC

         The investment objective of the Capital Growth Portfolio is to provide long-term appreciation of capital. The Portfolio may invest in a wide variety of securities which Mentor Advisors believes offers the potential for capital appreciation over both the intermediate and long term. The Portfolio does not invest for current income.

         The Portfolio invests primarily in common stocks of companies believed by Mentor Advisors to have the potential for capital appreciation. The Portfolio may invest without limit in preferred stocks, investment-grade bonds, convertible preferred stocks, convertible debentures and any other class or type of security Mentor Advisors believes offers the potential for capital appreciation. In selecting investments, Mentor Advisors will attempt to identify securities it believes will provide capital appreciation over the intermediate or long term due to changes in the financial condition of issuers, changes in financial conditions generally, or other factors. The Portfolio also may invest in fixed-income securities, and cash or money market investments, for temporary defensive purposes.


         o Mentor VIP Perpetual Global Portfolio (the "Global Portfolio") Investment adviser: Mentor Perpetual Advisors, LLC

         The investment objective of the Global Portfolio is to seek long-term growth of capital through a diversified portfolio of marketable securities made up primarily of equity securities, including common stocks, preferred stocks, securities convertible into common stocks, and warrants. The Portfolio may also invest in debt securities and other fixed-income securities of private or governmental issuers (including zero-coupon securities) which Mentor Perpetual believes to be consistent with the Portfolio's objective.

         It is expected that the Portfolio's investments will normally be spread broadly around the world, although (except as described in the next sentence) there is no limit on the amount of the Portfolio's assets that may be invested in any single country. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in securities of at least three countries, one of which may be the United States. The Portfolio may invest all of its assets in securities of issuers located outside the United States, and for temporary defensive purposes may at times invest all of its assets in securities of U.S. issuers. To the extent that the Portfolio invests a substantial portion of its assets in securities of issuers located in a single country, it will be more susceptible to adverse economic, business, political, or regulatory conditions in or affecting that country than if it were to invest in a geographically more diverse portfolio. The Portfolio may invest in closed-end investment companies holding foreign securities. The Portfolio also may hold a portion of its assets in cash or cash equivalents, including foreign and domestic money market instruments.

         It is likely that, at times, a substantial portion of the Portfolio's assets will be invested in securities of issuers in emerging markets, including under-developed and developing nations. Investments in emerging markets are subject to the same risks applicable to foreign investments generally although those risks may be increased due to conditions in such markets. For example, the securities markets and legal systems in emerging markets may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Portfolio may invest are traded on securities exchanges, the may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Portfolio may also invest a substantial portion of its assets in securities traded in the over-the-counter markets and not on any exchange, which may affect the liquidity of the investment and expose the Portfolio to the credit risk of its counterparties in trading those investments. See "Other Investment Practices -- Foreign securities."

         Mentor Perpetual may seek investment opportunities in securities of large, widely traded companies as well as securities of small, less well known companies. Small companies may present greater opportunities for investment return, but may also involve greater risk. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

         Except as described below, debt and fixed-income securities in which the Portfolio may invest will be investment grade securities or those of equivalent quality as determined by Mentor Perpetual. The Portfolio may invest up to 5% of its total assets in debt securities rated Baa or below by Moody's Investors Service, Inc. ("Moody's"), or BBB or below by Standard and Poor's ("S&P"), or deemed by Mentor Perpetual to be of comparable quality, and may invest in securities rated as low as C by Moody's or D by S&P). Securities rated Baa or BBB or lower lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. Securities rated below investment grade are commonly referred to as "junk bonds" and are predominately speculative. Securities rated D may be in default with respect to payment of principal or interest. A description of securities ratings is contained in the Appendix to this Prospectus.

         o   Mentor VIP Growth Portfolio (the "Growth Portfolio")
                  Investment adviser:  Mentor Investment Advisors, LLC

         The Growth Portfolio's investment objective is long-term capital growth. Although the Portfolio may receive current income from dividends, interest, and other sources, income is only an incidental consideration.

         The Portfolio attempts to achieve long-term capital growth by investing in a diversified portfolio of securities. Under normal circumstances at least 75% of the Portfolio's assets will be invested in common stocks of companies domiciled or located in the United States. Although the Portfolio may invest in companies of any size, the Portfolio invests principally in common stocks of small to mid-sized companies. The Portfolio invests in companies that, in the opinion of Mentor Advisors, have demonstrated earnings, asset values, or growth potential not yet reflected in their market price. A key indication of such undervaluation considered by Mentor Advisors is earnings growth which is above average compared to the S&P 500 Index. Other important factors in selecting investments include a strong balance sheet and product leadership in niche markets. Mentor Advisors believes that such investments may offer better than average potential for long-term capital growth.

         Small and mid-size companies may present greater opportunities for capital growth than do larger companies because of high potential earnings growth, but may also involve greater risk. They may have limited product lines, market or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may change in value more than those of larger, more established companies.

         o Mentor VIP Strategy Portfolio (the "Strategy Portfolio") Investment adviser: Mentor Investment Advisors, LLC

         The Strategy Portfolio's investment objective is to seek high total return on its investments. In seeking to achieve this objective, Mentor Advisors actively allocates the Portfolio's assets among the major asset categories of equity securities, fixed-income securities, and money market instruments. The Portfolio will normally invest some portion of its assets in each asset category, but may invest without limit in any asset category. Total return consists of current income (including dividends, interest, and, in the case of discounted instruments, discount accruals) and capital appreciation (including realized and unrealized capital gains and losses).

         Mentor Advisors believes that the Portfolio has the potential to achieve above-average investment returns at comparatively lower risk by actively allocating its resources among the equity, debt, and money market sectors of the market as opposed to relying solely on just one market sector. For example, Mentor Advisors may at times believe that the equity market holds a higher potential for total return than the debt market and that a relatively large portion of the Portfolio's assets should be allocated to the equity market sector. The reverse would be true at times when Mentor Advisors believes that the potential for total return in the bond market is greater than that in the equity market. Mentor Advisors might also allocate the Portfolio's investments to short-term bonds and money market instruments in order to earn current return and to reduce the potential adverse effect of declines in the bond and equity markets. After determining the portions of the Portfolio's assets to be invested in the various market sectors, Mentor Advisors attempts to select the securities of companies within those sectors offering among other things, the ability of Mentor Advisors to assess correctly the effects of economic and market trends on different sectors of the market. The Portfolio's investments may include both securities of U.S. issuers and securities traded principally in foreign markets. The Portfolio may invest without limit in foreign securities. See "Other Investment Practices -- Foreign Securities" for a description of risks associated with investments in such securities.

         Within the equity sector, Mentor Advisors actively allocates the Portfolio's assets to those industries and issuers it expects to benefit from major market trends or which it otherwise believes offer the potential for above-average total return. The Portfolio may purchase equity securities (including convertible debt obligations and convertible preferred stock) sold on the New York, American, and other U.S. or foreign stock exchanges and in the over-the-counter market.

         Within the fixed-income sector, Mentor Advisors seeks to maximize the return on its investments by adjusting maturities and coupon rates as well as by exploiting yield differentials among different types of investment-grade securities. The Portfolio may invest in debt securities of any maturity, preferred stocks, and other fixed-income instruments, including, for example, U.S. Government securities and corporate debt securities (including zero-coupon securities). A substantial portion of the Portfolio's investments in the fixed-income sector may be in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain other stripped mortgage-backed securities, which have certain special risks. See "Other Investment Practices -Mortgage-backed securities; other asset-backed securities" and "--Other mortgage-related securities" for a description of these risks. The Portfolio will only invest in debt securities which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P or, if unrated, are deemed by Mentor Advisors to be of comparable quality. While bonds rated Baa or BBB are considered to be of investment grade, they have speculative characteristics as well. A description of securities ratings is contained in the Appendix to this Prospectus.

         The money market portion of the Portfolio will contain short-term fixed-income securities issued by private and governmental institutions. Such securities may include, for example, U.S. Government securities; bank obligations; Eurodollar certificates of deposit issued by foreign branches of domestic banks; obligations of savings institutions; fully insured certificates of deposit; and commercial paper rated within the two highest grades by S&P or the highest grade by Moody's or, if not rated, issued by a company having an outstanding debt issue rated at least Aa by Moody's or AA by S&P.

Other Investment Practices

         Each of the Portfolios (except as noted below) may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.

         Mortgage-backed securities; other asset-backed securities. The Strategy Portfolio and Balanced Portfolio may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. As a result, mortgage-backed securities are less effective than other securities as a means of "locking in" long-term interest rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

         Mortgage-backed securities have yield and maturity characteristics that are dependent upon the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities may include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

         The Strategy Portfolio and Balanced Portfolio may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Strategy Portfolio may invest in both the interest-only -- or "IO" -- class and the principal-only -- or "PO" -- class. The yield to maturity and price of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's net asset value. This would typically be the case in an environment of falling interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may under some circumstances fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time.

         Certain mortgage-backed securities held by the Strategy Portfolio and Balanced Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

         The Strategy Portfolio and Balanced Portfolio also may invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, the laws of certain states may prevent or restrict repossession of collateral from a debtor.

         Mortgage-backed securities and other asset-backed securities are "derivative" securities and present certain special risks. The Portfolios may invest in a wide variety of such securities, including mortgage-backed and other asset-backed securities that will pay principal or interest only under certain circumstances, or in amounts that may increase or decrease substantially depending on changes in interest rates or other market factors. Such securities may experience extreme price volatility in response to changes in interest rates or other market factors; this may be especially true in the case of securities where the amounts of principal or interest paid, or the timing of such payments, varies widely depending on prevailing interest rates.

         A Portfolio's investment adviser may not be able to obtain current market quotations for certain mortgage-backed or asset-backed securities at all times, or to obtain market quotations believed by it to reflect the values of such securities accurately. In such cases, it may be necessary to estimate the value of such a security using quotations provided by pricing services or securities dealers making a market in such securities, or based on other comparable securities or other bench-mark securities or interest rates. Mortgage-backed and other assetbacked securities in which a Portfolio may invest may be highly illiquid, and a Portfolio may not be able to sell such securities at a particular time or at the value it has placed on such securities.

         In calculating the value and duration of mortgage-backed or other asset-backed securities, a Portfolio's investment adviser will be required to estimate the extent to which the values of the securities are likely to change in response to changes in interest rates or other market conditions, and the rate at which prepayments on the underlying mortgages or other assets are likely to occur under different scenarios. There can be no assurance that a Portfolio's investment adviser will be able to predict the amount of principal or interest to be paid on any security under different rate or market conditions or that its predictions will be accurate, nor can there be any assurance that a Portfolio will recover the entire amount of the principal paid by it to purchase any such securities.

         Zero-coupon bonds. Each of the Global, Balanced, and Strategy Portfolios may at times invest in so-called "zero-coupon" bonds. Zero-coupon bonds are issued as a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Because zero-coupon bonds do not pay current interest, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required for federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.

         Premium securities. The Portfolios may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although a Portfolio generally amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, a Portfolio may recognize a capital loss if it holds such securities to maturity.

         Options and futures. Each of the Portfolios may buy and sell put and call options on securities it owns or plans to purchase to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, each of the Portfolios may at times seek to hedge against fluctuations in net asset value. In addition, to the extent consistent with applicable law, the Portfolios may buy and sell futures contracts and related options to increase investment return.

         Each of the Portfolios may buy and sell index futures contracts ("index futures") and options on index futures and indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index futures" contract is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when a Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolios may also, to the extent consistent with applicable law, buy and sell index futures and options to increase investment return.

         The Strategy Portfolio may also buy and sell options and futures contracts (including index options and futures contracts) to implement changes in its asset allocations among various market sectors, pending the sale of its existing investments and reinvestments in new securities.

         Risks related to options and futures strategies. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by a Portfolio that are the subject of a hedge. The successful use by a Portfolio of the strategies described above further depends on the ability of its investment adviser to forecast market movements correctly. Other risks arise from a Portfolio's potential inability to close out futures or options positions. Although a Portfolio will enter into options or futures transactions only if its investment adviser believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Transactions in options and futures contracts involve brokerage costs and may require a Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information. Federal tax considerations may also limit a Portfolio's ability to engage in options and futures transactions.

         Each Portfolio's options and futures transactions will generally be conducted on recognized exchanges. However, a Portfolio may purchase and sell options in transactions in the over-the-counter markets. A Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. A Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are not appropriate and when, in the opinion of its investment adviser, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

         Securities loans, repurchase agreements, and forward commitments. Each Portfolio may lend portfolio securities and may enter into repurchase agreements with banks, broker/dealers, and other recognized financial institutions. The Strategy Portfolio and Balanced Portfolio may enter into each type of transaction on up to 25% of its assets, and each of the other Portfolios may enter into each type of transaction on up to one-third of its assets. These transactions must be fully collateralized at all times, but involve some risk to a Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral. Each Portfolio also may enter into forward commitments, in which a Portfolio buys securities for future delivery. These transactions may increase overall investment exposure and may result in losses.

         Leverage. The Balanced Portfolio may borrow money to invest in additional portfolio securities to see current income. This technique, known as "leverage," increases the Portfolio's market exposure and risk. When the Portfolio has borrowed money for leverage and its investments increase or decrease in value, the Portfolio's net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolio currently intends to use leverage in order to adjust the dollar-weighted average duration of its portfolio, and the Portfolio will not always borrow money for investment. The extent to which the Portfolio will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Mentor Advisors's ability to predict market movements correctly. The amount of leverage that can exist at any one time will not exceed 33-1/3% of the value of the Portfolio's total assets (less all liabilities of the Portfolio other than the leverage).

         Dollar roll transactions. In order to enhance portfolio returns and manage prepayment risks, the Capital Growth, Global, and Balanced Portfolios may engage in dollar roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions may increase overall investment exposure and may result in losses.

         Reverse repurchase agreements. Each Portfolio, other than the Growth and Strategy Portfolios, may enter into "reverse" repurchase agreements on up to one-third of its assets. "Reverse" repurchase agreements generally involve the sale by a Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements may be viewed as secured borrowings, and involve risks of leverage and the risk that the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral.

         Foreign securities. Each Portfolio other than the Growth Portfolio may invest in securities principally traded in foreign markets. The Capital Growth and Balanced Portfolios will limit such investments to 15% of their total assets. (Those percentage limitations do not apply to American Depository Receipts, Global Depository Receipts, and other U.S. dollar-denominated securities of issuers located outside the United States.) Since foreign securities are normally denominated and traded in foreign currencies, the values of a Portfolio's assets may be affected favorably or unfavorably by changes in currency exchange rates and by exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

         In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of a Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments as described more fully below.

         A Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

         The risks described above are typically increased to the extent that a Portfolio invests in securities traded in underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

         Foreign currency exchange transactions. Each Portfolio that may invest in foreign securities may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. A Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

         A Portfolio also may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which a Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging.

         A Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts, for hedging and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. For transaction hedging purposes, a Portfolio may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

         A Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase and sell put and call options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, a Portfolio may also purchase or sell foreign currencies on a spot basis.

         Although there is no limit to the amount of a Portfolio's assets that may be invested in foreign currency exchange and foreign currency forward contacts, a Portfolio will only enter into such transactions to the extent necessary to effect the hedging transactions described above.

         Interest rate transactions. In order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio, the Balanced Portfolio and Global Portfolio may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. Interest rate swaps involve the exchange by the Portfolio with another party of different types of interest rate streams (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. The Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Portfolio's investment adviser is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

         Indexed securities. The Global Portfolio may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices, or other financial indicators. Investment in indexed securities involves certain risks. In addition to the credit risk of the securities issuer and normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the reference instruments. Also, in the case of certain indexed securities where the interest rate is linked to a reference instrument, the interest rate may be reduced to zero and any further declines in the value of the security may then reduce the principal amount payable on maturity. Further, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         General. As indicated above, the Portfolios are generally managed in styles similar to other open-end investment companies which are managed by Mentor Advisors or Mentor Perpetual and whose shares are generally offered to the public. These other Mentor portfolios may, however, employ different investment practices and may invest in securities different from those in which their counterpart Portfolios invest, and consequently will not have identical portfolios or experience identical investment results.

         Portfolio turnover. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." As a result of each Portfolio's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable gains. While it is impossible to predict portfolio turnover for any Portfolio, the respective investment advisers expect that turnover rates for each of the Portfolios will not exceed the following amounts: Balanced Portfolio -- 150%; Capital Growth Portfolio -- 150%; Global Portfolio -- 200%; Growth Portfolio -- 150%; Strategy Portfolio -- 200%.

Management

         The Trustees of the Trust are responsible for generally overseeing the conduct of its business. Mentor Investment Advisors, LLC is the investment adviser to each of the Portfolios other than the Global Portfolio. Mentor Perpetual Advisors, LLC is the investment adviser to the Global Portfolio. Each of the investment advisers is located at 901 East Byrd Street, Richmond, Virginia.

         Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group"), which in turn is a subsidiary of Wheat First Butcher Singer, Inc. Wheat First Butcher Singer, through other subsidiaries, also engages in securities brokerage, investment banking, and related businesses. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates. Mentor Advisors and its affiliates have over $10 billion in assets under management.

         Mentor Perpetual, an investment advisory firm organized in 1995, is owned equally by Perpetual plc, a diversified financial services holding company, and Mentor Advisors. The Perpetual organization currently serves as investment adviser for assets of more than $6 billion. Its clients include 28 unit investment trusts and other public investment pools for over 150 clients, including private individuals, charities, pension plans, and life assurance companies.

         Mentor Advisors and Mentor Perpetual together serve as investment adviser to twenty-seven separate investment portfolios in the Mentor Family of Funds, including those offered by this Prospectus. All investment decisions made for the Portfolios by Mentor Advisors and Mentor Perpetual are made by investment management teams at those firms.

         Each of the Portfolios (other than the Global Portfolio) pays management fees to Mentor Advisors monthly at the following annual rates (expressed as a percentage of the applicable Portfolio's average daily net assets): Balanced Portfolio -- 0.75%; Capital Growth Portfolio -- 0.80%; Growth Portfolio -- 0.70%; and Strategy Portfolio -- 0.85%. The Global Portfolio pays management fees to Mentor Perpetual monthly at the following annual rates (expressed as a percentage of the Portfolio's average daily net assets): 1.10% on assets up to $75 million and 1.00% on assets in excess of $75 million. The advisory fees paid by the Capital Growth, Global, Growth, and Balanced Portfolios are higher than those paid by many other mutual funds. An investment adviser may from time to time voluntarily waive some or all of its investment advisory fees and may terminate any such voluntary waiver at any time in its sole discretion.

         Subject to the general oversight of the Trustees, each Portfolio's investment adviser manages the relevant Portfolio's investments in accordance with the stated policies of the Portfolio. Each makes investment decisions for a Portfolio and places the purchase and sale orders for the Portfolio's portfolio transactions. In addition, each pays the salaries of all officers and employees who are employed by both it and the Trust. The Trust pays all expenses not assumed by an investment adviser, including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and reporting expenses.

         In selecting broker-dealers, an investment adviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, a Portfolio's investment adviser may consider sales of the Portfolios (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.

         Administrative Services. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Portfolio with certain administrative personnel and services necessary to operate the Portfolio, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each Portfolio at an annual rate of 0.10% of the Portfolio's average net assets.

How a Portfolio Values its Shares

         The Trust calculates the net asset value of a share of a Portfolio by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values.

         Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as may be used in accordance with procedures of the Trust. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of a Portfolio's shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.

Sales and Redemption

         The Trust has an underwriting agreement relating to the Portfolios with Mentor Distributors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219. Mentor Distributors offers shares of each Portfolio continuously to separate accounts of various participating insurance companies. Mentor Distributors is not obligated to sell any specific amount of shares.

         Separate accounts of participating insurance companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Trust or its agent are effected on days on which the New York Stock Exchange is open for trading.

         Shares of the Portfolios are sold or redeemed at the net asset value per share next determined after receipt of a purchase or redemption request in good order. Orders for purchases or sales of shares of a Portfolio must be received by Mentor Distributors before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. No fee is charged to a separate account when it redeems Portfolio shares.

         Payment for redemptions will be made within seven days after receipt of a redemption request in good order. Under unusual circumstances, the Trust may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law.

         Please check with your insurance company to determine the Portfolios available under your variable annuity contract or variable life insurance policy. Certain Portfolios may not be available in your state due to various insurance regulations. Inclusion in this Prospectus of a Portfolio that is not available in your state is not to be considered a solicitation. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this Prospectus.


Distribution Plan

         Each of the Portfolios has adopted a Distribution Plan under Rule 12b-1 with respect to its shares providing for payments by the Portfolio to Mentor Distributors from the assets attributable to the Portfolio's shares at the annual rate of 0.25% of the Portfolio's average net assets. The Trustees may reduce the amount of payments or suspend the Distribution Plan for such periods as they may determine.

         Payments under the Distribution Plan are intended to compensate Mentor Distributors for services provided and expenses incurred by it as principal underwriter of the Portfolios' shares, including for payments to participating insurance companies to cover various costs incurred or paid by any such insurance company in connection with the selling of Portfolio shares. Depending on the participating insurance company's corporate structure and applicable law, Mentor Distributors may remit payments to a participating insurance company's affiliates. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by Mentor Distributors. Mentor Distributors may suspend or modify such payments. Such payments are also subject to the continuation of the Distribution Plan, the terms of any agreements between dealers and Mentor Distributors, and any applicable limits imposed by the National Association of Securities Dealers, Inc. Mentor Distributors may, at its expense, provide promotional incentives to dealers that sell variable insurance products.


Exchange Privilege

         A shareholder may exchange shares of any Portfolio for shares of the same class of any other Portfolio of the Trust on the basis of their respective net asset values. Exchanges may not be made into Portfolios not offered by your variable annuity contract or variable life policy.

         The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on separate accounts. In order to limit excessive exchange activity and in other circumstances where Mentor Distributors or the Trustees believe doing so would be in the best interests of a Portfolio, the Trust reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Your insurance company would be notified of any such action to the extent required by law. Consult Mentor Distributors before requesting an exchange by calling 1-800-382-0016. See the Statement of Additional Information to find out more about the exchange privilege.


Distributions and Taxes

         Dividends, if any, are declared daily and paid quarterly for the Balanced Portfolio and annually for the Capital Growth, Global, Growth, and Strategy Portfolios. Each Portfolio will distribute its net capital gain, if any, at least annually. All dividends and distributions of net capital gain will be invested in additional shares of the same class of a Portfolio unless an election is made on behalf of a separate account to receive some or all distributions in cash.

         Each Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract and policy owners should consult the prospectus of the applicable separate account.

         Internal Revenue Service regulations applicable to variable annuity and variable life insurance separate accounts generally require that portfolios that serve as the funding vehicles solely for such separate accounts invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments. Alternatively, a Portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the Portfolio meets the diversification requirements applicable to regulated investment companies (see "Taxes" in the Statement of Additional Information) and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Each of the Portfolios intends to comply with these requirements.

         Portfolio investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, a Portfolio's yield on those securities would be decreased.

         Portfolio transactions in foreign currencies and hedging activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Portfolio's income distributions to constitute a return of capital for tax purposes or require a Portfolio to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.


General

         Mentor Variable Investment Trust is a Massachusetts business trust organized on March 20, 1997. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of the Commonwealth of Massachusetts.

         The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into five series, each representing a separate investment Portfolio which is being offered through separate accounts of participating insurance companies. Each share has one vote, with fractional shares voting proportionally. Shares of each series will vote together as a single series except when required by law or determined by the Trustees. Shares of each Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of that Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Trust nor any Portfolio is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

         Shares of the Portfolios may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the Portfolio shares attributable to your contract or policy. See the section relating to voting rights of your insurance product prospectus for more information.

         Expenses incurred in the operation of a Portfolio or otherwise allocated to a Portfolio, including but not limited to taxes, interest, brokerage fees, and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, certain investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters, are borne by the Portfolio.

         None of the Portfolios currently foresees any disadvantages to contract or policy owners arising out of the fact that it offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Portfolios and shares of another Portfolio may be substituted. This might force a Portfolio to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Portfolio to any separate account or may suspend or terminate the offering of shares of any Portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Portfolio.

         Should any conflict between variable annuity contract and variable life insurance policy owners arise which would require that a substantial amount of net assets be withdrawn from the Trust, orderly portfolio management could be disrupted to the potential detriment of such contract and policy owners.


Performance Information

         Yield and total return data may from time to time be included in advertisements about the Portfolios. A Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. "Total return" for the one-, five-, and ten-year periods (or for the life of a Portfolio, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in such Portfolio. Total return may also be presented for other periods. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Portfolio's performance may be compared to various indices. See the Statement of Additional Information for more information. Information may be presented in advertisements about a Portfolio describing the background and professional experience of the Portfolio's investment adviser, sub-adviser, or any of their personnel.

         All data are based on a Portfolio's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Portfolio, and a Portfolio's operating expenses. Investment performance also often reflects the risks associated with a Portfolio's investment objective and policies. These factors should be considered when comparing a Portfolio's investment results to those of other mutual funds and other investment vehicles.

         Performance information presented for the Portfolios should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to those insurance products. Insurance related charges and expenses are not reflected in the Portfolios' performance information. As a result of such insurance-related charges and expenses, an investor's return under the insurance product would be lower.

Financial Information

         It is expected that owners of the variable annuity contracts and variable life insurance policies who have contract or policy values allocated to the Portfolios will receive an unaudited semi-annual financial statement and an audited annual financial statement for such Portfolios. These reports show the investments owned by each Portfolio and provide other relevant information about the Portfolios.

                                    APPENDIX


Securities Ratings

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as uppermedium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility of impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking, or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's

Bonds

AAA -- Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higherrated issues only in small degree.

A -- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB -- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest or repay principal for debt in this category than in higher-rated categories.

BB-B-CCC-CC-C -- Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B -- Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC -- Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC -- The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating.

C -- The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C-' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated 'D' are in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus sign (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial Paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                     MENTOR VARIABLE INVESTMENT PORTFOLIOS

                      STATEMENT OF ADDITIONAL INFORMATION

                                  June , 1997


         This Statement of Additional Information is not a prospectus and should only be read in conjunction with the applicable prospectus of the Trust dated June __, 1997. A copy of the applicable prospectus can be obtained upon request from Mentor Distributors, LLC, the Trust's distributor, at 901 East Byrd Street, Richmond, Virginia 23219 (1-800-382-0016).


                               TABLE OF CONTENTS
INTRODUCTION..........................................................2
INVESTMENT RESTRICTIONS...............................................2
CERTAIN INVESTMENT PRACTICES .........................................4
MANAGEMENT OF THE TRUST..............................................25
PRINCIPAL HOLDERS OF SECURITIES......................................26
INVESTMENT ADVISORY SERVICES.........................................26
ADMINISTRATIVE SERVICES..............................................28
BROKERAGE TRANSACTIONS...............................................29
HOW TO BUY SHARES....................................................31
DISTRIBUTION.........................................................31
DETERMINING NET ASSET VALUE..........................................32
REDEMPTIONS IN KIND..................................................34
TAXES................................................................34
INDEPENDENT ACCOUNTANTS..............................................37
CUSTODIAN............................................................37
PERFORMANCE INFORMATION..............................................37
MEMBERS OF INVESTMENT MANAGEMENT TEAMS...............................44
SHAREHOLDER LIABILITY................................................47
FINANCIAL STATEMENT..................................................47

                                  INTRODUCTION

         Mentor Variable Investment Portfolios (the "Trust") is an open-end series investment company. The Trust is a Massachusetts business trust organized on March __, 1997. The Trust consists of the following five portfolios (collectively, the "Portfolios" and each individually, the "Portfolio"): Mentor VIP Balanced Portfolio (the "Balanced Portfolio"); Mentor VIP Capital Growth Portfolio (the "Capital Growth Portfolio"); Mentor VIP Growth Portfolio (the "Growth Portfolio"); Mentor VIP Perpetual Global Portfolio (the "Global Portfolio"); and Mentor VIP Strategy Portfolio (the "Strategy Portfolio"). Each Portfolio has one class of shares of beneficial interest.

                            INVESTMENT RESTRICTIONS

         With respect to the investment restrictions described below, all percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in the prospectus in respect of a Portfolio, the other investment policies described in this Statement or in a Portfolio's prospectus are not fundamental and may be changed by approval of the Trustees.

         As fundamental investment restrictions, which may not be changed as to any Portfolio without a vote of a majority of the outstanding voting securities of that Portfolio, the Trust may not and will not take any of the following actions with respect to that Portfolio:

         (1) Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities.

         (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

         (3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

         (4) Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

         (5) Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

         (6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

         (7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

         (8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Portfolio's total assets would be invested in any one industry.

         (9) Issue any class of securities which is senior to the Portfolio's shares of beneficial interest, to the extent prohibited by the Investment Company Act of 1940, as amended.

         The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a Portfolio or the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Portfolio or the Trust, as the case may be, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         It is contrary to each Portfolio's present policy, which may be changed without shareholder approval, to:

         (1) Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

         All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                          CERTAIN INVESTMENT PRACTICES

         Set forth below is information concerning certain investment practices in which one or more of the Portfolios may engage, and certain of the risks they may entail. Certain of the investment practices may not be available to a Portfolio. See the prospectus relating to a particular Portfolio for a description of the investment practices generally applicable to that Portfolio. For purposes of this section, a Portfolio's investment adviser is referred to as an "Adviser".

Options

         A Portfolio may purchase and sell put and call options on its portfolio securities to enhance investment performance or to protect against changes in market prices.

         Covered call options. A Portfolio may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Portfolio.

         A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

         In return for the premium received when it writes a covered call option, a Portfolio gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Portfolio retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Portfolio realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Portfolio realizes a gain or loss equal to the difference between the Portfolio's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

         A Portfolio may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Portfolio may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Covered put options. A Portfolio may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Portfolio plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

         In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Portfolio also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

         A Portfolio may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

         Purchasing put and call options. A Portfolio may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Portfolio, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Portfolio must pay. These costs will reduce any profit the Portfolio might have realized had it sold the underlying security instead of buying the put option.

         A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Portfolio might have realized had it bought the underlying security at the time it purchased the call option.

         Options on foreign securities. A Portfolio may purchase and sell options on foreign securities if in the opinion of its Adviser the investment characteristics of such options, including the risks of investing in such options, are consistent with the Portfolio's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

         Risks involved in the sale of options. Options transactions involve certain risks, including the risks that a Portfolio's Adviser will not forecast interest rate or market movements correctly, that a Portfolio may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of a Portfolio's Adviser to forecast market and interest rate movements correctly.

         An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Portfolio may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when its Adviser believes it is inadvisable to do so.

         Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Portfolio's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Portfolio and other clients of the Portfolio's Adviser may be considered such a group. These position limits may restrict the Portfolio's ability to purchase or sell options on particular securities.

         Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

         Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Portfolio's use of options.

Futures Contracts

         In order to hedge against the effects of adverse market changes a Portfolio that may invest in debt securities may buy and sell futures contracts on debt securities of the type in which the Portfolio may invest and on indexes of debt securities. In addition, a Portfolio that may invest in equity securities may purchase and sell stock index futures to hedge against changes in stock market prices. A Portfolio may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase its current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

         Futures on Debt Securities and Related Options. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- a Portfolio will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of a Portfolio's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

         Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Portfolio's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

         Hedging by use of futures on debt securities seeks to establish with more certainty than would otherwise be possible the effective rate of return on securities. A Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's securities. When hedging of this character is successful, any depreciation in the value of securities may substantially be offset by appreciation in the value of the futures position.

         On other occasions, the Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Portfolio expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent purchase.

         Successful use by a Portfolio of futures contracts on debt securities is subject to its Adviser's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

         A Portfolio may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Portfolio will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to a Portfolio when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

         Index Futures Contracts and Options. A Portfolio may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. (Debt index futures in which the Portfolios are presently expected to invest are not now available, although such futures contracts are expected to become available in the future.) A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

         For example, the Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Portfolio will gain $400 (100 units x gain of $4). If the Portfolio enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Portfolio will lose $200 (100 units x loss of $2).

         A Portfolio may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

         In order to hedge a Portfolio's investments successfully using futures contracts and related options, a Portfolio must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Portfolio's securities.

         Options on stock index futures. Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         Options on Indices. As an alternative to purchasing and selling call and put options on index futures contracts, each of the Portfolios which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

         A Portfolio may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Portfolio may also allow such options to expire unexercised.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

         Margin Payments. When a Portfolio purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Portfolio upon termination of the contract, assuming a Portfolio satisfies its contractual obligations.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Portfolio sells a futures contract and the price of the underlying security rises above the delivery price, the Portfolio's position declines in value. The Portfolio then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Portfolio's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

         When a Portfolio terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs.

Special Risks of Transactions in Futures Contracts and Related Options

         Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Portfolio generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Portfolio would have to exercise the options in order to realize any profit.

         Hedging risks. There are several risks in connection with the use by a Portfolio of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Portfolio's securities which are the subject of a hedge. A Portfolio's Adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the securities sought to be hedged.

         Successful use of futures contracts and options by a Portfolio for hedging purposes is also subject to its Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where a Portfolio has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by a Portfolio's Adviser may still not result in a successful hedging transaction over a short time period.

         Other Risks. Portfolios will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss.

Forward Commitments

         A Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolios rely on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if its Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.

Repurchase Agreements

         A Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. A Portfolio's Adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Loans of Portfolio Securities

         A Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. In addition, it is anticipated that a Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.

Collateralized mortgage obligations; other mortgage-related securities

         Collateralized mortgage obligations or "CMOs" are debt obligations or pass-through certificates collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by the Government National Mortgage Association, ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), but they also may be collateralized by whole loans or private pass-through certificates (such collateral collectively hereinafter referred to as "Mortgage Assets"). CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans.

         In a CMO, a series of bonds or certificates is generally issued in multiple classes. Each class of CMOs is issued at a specific fixed or floating rate coupon and has a stated maturity or final distribution date. Principal prepayments on the mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on most classes of the CMOs on a monthly, quarterly, or semi-annual basis. The principal of and interest on the mortgage assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a CMO, payments of principal, including any principal prepayments, on the mortgage assets are applied to the classes of the series in a pre-determined sequence.

Foreign Securities

         A Portfolio may invest in foreign securities and in certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

         Investments in foreign securities may involve considerations different from investments in domestic securities. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, foreign investments may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. A Portfolio may incur costs in connection with conversion between currencies.

         In determining whether to invest in securities of foreign issuers, the Adviser of a Portfolio seeking current income will consider the likely impact of foreign taxes on the net yield available to the Portfolio and its shareholders. Income received by a Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Portfolio will reduce its net income available for distribution to shareholders.

Foreign Currency Transactions

         Except as otherwise described in the relevant Prospectus, a Portfolio may engage without limit in currency exchange transactions, including foreign currency forward and futures contracts, to protect against uncertainty in the level of future foreign currency exchange rates. In addition, a Portfolio may purchase and sell call and put options on foreign currency futures contracts and on foreign currencies for hedging purposes.

         A Portfolio may engage in both "transaction hedging" and "position hedging". When a Portfolio engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Portfolio generally arising in connection with the purchase or sale of its securities. A Portfolio will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Portfolio will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. A Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

         For transaction hedging purposes, a Portfolio may purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of its Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

         When a Portfolio engages in position hedging, it enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Portfolio are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which a Portfolio expects to purchase. In connection with position hedging, a Portfolio may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Portfolio may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of a Portfolio's securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security or securities of a Portfolio if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         To offset some of the costs to a Portfolio of hedging against fluctuations in currency exchange rates, the Portfolio may write covered call options on those currencies.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Portfolio will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on its futures positions.

         Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

         Settlement Procedures. Settlement procedures relating to investments in foreign securities and to foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and the Portfolio may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Zero-Coupon Securities

         Zero-coupon securities in which a Portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Portfolio investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

         Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

         In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

When-Issued and Delayed Delivery Transactions

         The Portfolios may engage in when-issued and delayed delivery transactions. These transactions are arrangements in which a Portfolio purchases securities with payment and delivery scheduled for a future time. A Portfolio engages in when-issued and delayed delivery transactions only for the purpose of acquiring securities consistent with its investment objective and policies, not for investment leverage, but a Portfolio may sell such securities prior to settlement date if such a sale is considered to be advisable. No income accrues to a Portfolio on securities in connection with such transactions prior to the date the Portfolio actually takes delivery of securities. In when-issued and delayed delivery transactions, a Portfolio relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause a Portfolio to miss a price or yield considered to be advantageous.

         These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred.

However, liquid assets of a Portfolio sufficient to make payment for the securities to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

Bank Instruments

         A Portfolio may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, the above-mentioned instruments are not necessarily guaranteed by those organizations. In addition to domestic bank obligations, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, a Portfolio may invest in: Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the U.S.; and Yankee Certificates of Deposit ("Yankee CDS"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the U.S.

Dollar Rolls and Reverse Repurchase Agreements

         A Portfolio may enter into dollar rolls, in which the Portfolio sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. A Portfolio could also be compensated through the receipt of fee income.

         A Portfolio may also enter into reverse repurchase agreements in which the Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

         Dollar rolls and reverse repurchase agreements may be viewed as a borrowing by the Portfolio, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls and reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Portfolio's counterparty, the Portfolio would be unable to recover the security which is the subject of the agreement, the amount of cash or other property transferred by the counterparty to the Portfolio under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or the Portfolio may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.


Convertible Securities

         A Portfolio may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

         A Portfolio will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in its Adviser's opinion, the investment characteristics of the underlying common shares will assist the Portfolio in achieving its investment objectives. Otherwise, the Portfolio may hold or trade convertible securities. In selecting convertible securities for the Portfolio, the Portfolio's Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Portfolio's Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

         A Portfolio may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of a Portfolio's policy.

Swaps, Caps, Floors and Collars

         A Portfolio may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Portfolio's Adviser. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Lower-rated Securities

         A Portfolio may invest in lower-rated fixed-income securities (commonly known as "junk bonds") to the extent described in the relevant Prospectus. The lower ratings of certain securities held by a Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, a Portfolio may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

         Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio's net asset value. A Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although its Adviser will monitor the investment to determine whether its retention will assist in meeting the Portfolio's investment objective.

         The amount of information about the financial condition of an issuer of tax exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. Therefore, to the extent a Portfolio invests in tax exempt securities in the lower rating categories, the achievement of the Portfolio's goals is more dependent on its Adviser's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.

Indexed Securities

         A Portfolio may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which a Portfolio may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Portfolio's securities denominated in linked currencies. For example, if a Portfolio's Adviser considers that the Austrian schilling is linked to the German deutschmark (the "Dmark"), the Portfolio holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars.

Eurodollar Instruments

         A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A

Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Segregation of Assets

         A Portfolio may at times segregate assets in respect of certain transactions in which the Portfolio enters into a commitment to pay money or deliver securities at some future date (such as futures contracts or reverse repurchase agreements, to the extent not used for leverage). Any such segregated account will be maintained by the Trust's custodian and may contain cash, U.S. government securities, liquid high grade debt obligations, or other appropriate assets.

                            MANAGEMENT OF THE TRUST

Officers and Trustee

         The officers and Trustee of the Trust are listed below, along with their addresses, principal occupations, and present positions, including any positions held with affiliated persons or Mentor Distributors, LLC.


                             Positions with
Name and Address             the Trust                 Principal Occupations During Past Five Years
Daniel J. Ludeman*           Chairman and Trustee      Chairman and Chief Executive Officer, Mentor
901 East Byrd Street                                   Investment Group, LLC; Director, Wheat, First
Richmond, Virginia 23219                               Securities, Inc.; Managing Director, Wheat First Butcher
                                                       Singer, Inc.; Director, Mentor Income Fund, Inc. and
                                                       America's Utility Fund, Inc.; Chairman and Trustee,
                                                       Cash Resource Trust, Mentor Funds, and Mentor
                                                       Institutional Trust.

Paul F. Costello             President                 Managing Director, Wheat First Butcher Singer, Inc. and
901 East Byrd Street                                   Mentor Investment Group, LLC; President, Cash Resource
Richmond, Virginia 23219                               Trust, Mentor Income Fund, Inc., Mentor Funds, and
                                                       Mentor Institutional Trust; Managing Director, Mentor
                                                       Investment Advisors, LLC; Executive Vice President and
                                                       Chief Administrative Officer, America's Utility Fund, Inc.;
                                                       Director, Mentor Perpetual Advisors, LLC and Mentor Trust Company;
                                                       formerly, President, Mentor Series Trust; Director, President and
                                                       Chief Executive Officer, First Variable Life Insurance Company;
                                                       President and Chief Financial Officer, Variable Investors Series
                                                       Trust; President and Treasurer, Atlantic Capital & Research, Inc.;
                                                       Vice President and Treasurer, Variable Stock Fund, Inc., Monarch
                                                       Investment Series Trust, and GEICO Tax Advantage Series Trust;
                                                       Vice President, Monarch Life Insurance Company, GEICO Investment
                                                       Services Company, Inc.,



                                      -25-



                                                       Monarch Investment Services Company, Inc., and
                                                       Springfield Life Insurance Company.

Terry L. Perkins             Treasurer                 Senior Vice President, Mentor Investment Group, LLC;
901 East Byrd Street                                   Treasurer, Cash Resource Trust, Mentor Income Fund,
Richmond, Virginia 23219                               Inc., Mentor Institutional Trust, Mentor Funds, and
                                                       America's Utility Fund; formerly, Treasurer and
                                                       Comptroller, Ryland Capital Management, Inc.


Michael Wade                 Assistant Treasurer       Vice President, Mentor Investment Group, LLC; Assistant
901 East Byrd Street                                   Treasurer, Cash Resource Trust, Mentor Income Fund, Inc.,
Richmond, Virginia 23219                               Mentor Institutional Trust, Mentor Funds, and America's
                                                       Utility Fund; formerly, Senior Accountant, Wheat First
                                                       Butcher Singer, Inc.; Audit Senior, BDO Seidman.

John M. Ivan 901             Clerk                     Managing Director, Director of Compliance, Senior Vice President,
East Byrd Street                                       and Assistant General Counsel, Wheat, First Securities, Inc.; Clerk,
Richmond, Virginia 23219                               Cash Resource Trust, Mentor Institutional Trust; Secretary, Mentor Funds.

* This Trustee is deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

[Additional Trustees to be supplied by amendment.]

Trustees' Compensation

         The Trustees do not receive pension or retirement benefits from the Trust.

         The Trust's Declaration of Trust provides that the Trustees will be liable for their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                        PRINCIPAL HOLDERS OF SECURITIES

         At the time of filing of the Registration Statement of which this Statement of Additional Information is a part, no Portfolio had any shares outstanding.

                          INVESTMENT ADVISORY SERVICES

         Mentor Investment Advisors, LLC ("Mentor Advisors") serves as investment adviser to each Portfolio other than the Global Portfolio. Mentor Perpetual Advisors, LLC ("Mentor Perpetual") serves as investment adviser to the Global Portfolio.

         Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC, ("Mentor Investment Group") which is a subsidiary of Wheat First Butcher Singer, Inc. ("WFBS"). Mentor Perpetual is owned equally by Mentor Advisors and Perpetual plc, a diversified financial services holding company. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

         Subject to the general oversight of the Trustees, each investment adviser manages the applicable Portfolio in accordance with the stated policies of that Portfolio and of the Trust. Each makes investment decisions for the Portfolio and places the purchase and sale orders for portfolio transactions. The investment advisers bear all their expenses in connection with the performance of their services (except as may be approved from time to time by the Trustees) and pay the salaries of all officers and employees who are employed by them and the Trust.

         Each Portfolio's investment adviser provides the Trust with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Trust and for the other investment advisory clients of the investment advisers and their affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of securities for one or more clients will have an adverse effect on other clients. In the case of short-term investments, the Treasury area of Mentor Investment Group handles purchases and sales under guidelines approved by investment officers of the Trust. Each investment adviser employs professional staffs of portfolio managers who draw upon a variety of resources for research information for the Trust.

         Expenses incurred in the operation of a Portfolio or otherwise allocated to a Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, compensation paid under a Portfolio's 12b-1 plan, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat, First Securities, Inc. and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution, and certain costs incurred by Mentor Investment Group in responding to shareholder inquiries as approved by the Trustees from time to time, to shareholders, certain shareholder report charges and charges relating to corporate matters are borne by the Portfolio.

         Under the applicable Management Contract with the Trust in respect of each Portfolio, subject to such policies as the Trustees may determine, Mentor Advisors or Mentor Perpetual, as the case may be, at its expense, furnishes continuously an investment program for the Portfolio and makes investment decisions on behalf of the Portfolio. Subject to the control of the Trustees, Mentor Advisors or Mentor Perpetual, as the case may be, also manages, supervises and conducts the other affairs and business of the Portfolio, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the Portfolio's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the Portfolio's portfolio securities. Mentor Advisors or Mentor Perpetual, as the case may be, may place portfolio transactions with broker-dealers which furnish Mentor Advisors or Mentor Perpetual, without cost to it, certain research, statistical and quotation services of value to Mentor Advisors or Mentor Perpetual and their affiliates in advising the Portfolio and other clients. In so doing, Mentor Advisors or Mentor Perpetual may cause a Portfolio to pay greater brokerage commissions than it might otherwise pay.

         Each Management Contract provides that Mentor Advisors or Mentor Perpetual, as the case may be, shall not be subject to any liability to a Portfolio or to any shareholder of a Portfolio for any act or omission in the course of or connected with rendering services to a Portfolio in the absence of its willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

         Each of the Management Contracts is subject to annual approval by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the affected Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the investment adviser in question, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contracts are terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the affected Portfolio's shares, or by the applicable investment adviser. Each terminates automatically in the event of its assignment (as defined in the 1940 Act).

                            ADMINISTRATIVE SERVICES

         Mentor Investment Group, LLC serves as administrator to each of the Portfolios pursuant to an Administration Agreement.

         Pursuant to the Administration Agreement, Mentor Investment Group provides continuous business management services to the Portfolios and, subject to the general oversight of the Trustees, manages all of the business and affairs of the Portfolios subject to the provisions of the Trust's Declaration of Trust, By-laws and the 1940 Act, and other policies and instructions the Trustees may from time to time establish. Mentor Investment Group pays the compensation of all officers and executive employees of the Trust (except those employed by or serving at the request of an investment adviser or sub-adviser) and makes available to the Trust the services of its directors, officers, and employees as elected by the Trustees or officers of the Trust. In addition, Mentor Investment Group provides all clerical services relating to the Portfolios' business. As compensation for its services, Mentor Investment Group receives a fee from each Portfolio calculated daily at the annual rate of .10% of a Portfolio's average daily net assets.

         The Administration Agreement must be approved at least annually with respect to each Portfolio by a vote of a majority of the Trustees who are not interested persons of Mentor Investment Group or the Trust. The Agreement may be terminated at any time without penalty on 30 days notice by Mentor Investment Group, or immediately in respect of any Portfolio upon notice by the Trustees or by vote of a majority of the outstanding voting securities of that Portfolio. The Agreement terminates automatically in the event of any assignment (as defined in the 1940 Act).

                             BROKERAGE TRANSACTIONS

         Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in certain fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, each investment adviser may receive brokerage and research services and other similar services from many broker-dealers with which such investment adviser places a Portfolio's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment adviser's managers and analysts. Where the services referred to above are not used exclusively by the investment adviser for research purposes, the investment adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to the investment adviser and its affiliates in advising various of its clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing all or any of the Portfolios. The management fee paid by a Portfolio is not reduced because its investment adviser or any of its affiliates receive these services even though the investment adviser might otherwise be required to purchase some of these services for cash.

         A Portfolio's investment adviser places all orders for the purchase and sale of portfolio investments for the Portfolio and buys and sells investments for the Portfolio through a substantial number of brokers and dealers. The investment adviser seeks the best overall terms available for the Portfolio, except to the extent the investment adviser may be permitted to pay higher brokerage commissions as described below. In doing so, the investment adviser, having in mind the Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by the relevant advisory agreement, a Portfolio's investment adviser may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to that adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Portfolio on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. An investment adviser's authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, each investment adviser will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, an investment adviser may consider sales of shares of a Portfolio (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for a Portfolio.

         The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat, First Securities, Inc. ("Wheat"), and EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors and Mentor Perpetual. The Trustees have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat and EVEREN will not participate in brokerage commissions given by a Portfolio to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Portfolio will in no event effect principal transactions with Wheat and EVEREN in over-the-counter securities in which Wheat or EVEREN makes a market.

         Under rules adopted by the SEC, Wheat and EVEREN may not execute transactions for a Portfolio on the floor of any national securities exchange, but may effect transactions for a Portfolio by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation they receive from a Portfolio. The Trust has been advised by Wheat that on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.

                               HOW TO BUY SHARES

         Except under certain circumstances described in the Trust's or an individual Portfolio's prospectus, shares of the Portfolios are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Portfolios is explained in the relevant prospectus under the section entitled "Sales and Redemptions".

                                  DISTRIBUTION

         Mentor Distributors, LLC is the principal underwriter of shares of the Trust, which are continuously offered, and shares of the other continuously offered funds in the Mentor family. Mentor Distributors is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

         The Trust, on behalf of each Portfolio, has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The purpose of each Plan is to permit each Portfolio to compensate Mentor Distributors and participating insurance companies for services provided and expenses incurred by it in promoting the sale of shares of the Portfolio, reducing redemptions, or maintaining or improving services provided to shareholders and separate account holders. Each Plan provides for payments by each Portfolio to Mentor Distributors at the annual rate of up to 0.25% of a Portfolio's average daily net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend a Plan as to any Portfolio or such periods as they may determine. Mentor Distributors may remit some or all of such payments to participating insurance companies which offer shares of the relevant Portfolio. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees.

         Continuance of a Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Trust, and have no direct or indirect financial interest in the operation of a Plan and related agreements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a Plan must be likewise approved by the Trustees and the Qualified Trustees.

         A Plan may not be amended in order to increase materially the costs which a Portfolio may bear for distribution pursuant to the Plan without also being approved by a majority of the outstanding voting securities of that Portfolio. Each Plan terminates automatically in the event of its assignment and may be terminated as to any Portfolio without penalty, at any time, by a vote of a majority of the outstanding voting securities of the affected Portfolio or by a vote of a majority of the Qualified Trustees.


                          DETERMINING NET ASSET VALUE

         The Trust determines the net asset value per share of each Portfolio once each day the New York Exchange (the "Exchange") is open as of the close of regular trading on the Exchange. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas.

         Securities for which market quotations are readily available are valued at prices which, in the opinion of a Portfolio's investment adviser, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

         Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutionalsize trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, the Portfolio's investment adviser determines their fair values. The fair value of such securities is generally determined as the amount which a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         In the case of certain fixed-income securities, including certain less common mortgage-backed securities, market quotations are not readily available to the Portfolios on a daily basis, and pricing services may not provide price quotations. In such cases, the Portfolio's investment adviser is typically able to obtain dealer quotations for each of the securities on at least a weekly basis. On any day when it is not practicable for the investment adviser to obtain an actual dealer quotation for a security, the investment adviser may reprice the securities based on changes in the value of a U.S. Treasury security of comparable duration. When the next dealer quotation is obtained, the investment adviser compares the dealer quote against the price obtained by it using its U.S. Treasury-spread calculation, and makes any necessary adjustments to its calculation methodology. The investment adviser attempts to obtain dealer quotes for each security at least weekly, and on any day when there has been an unusual occurrence affecting the securities which, in the investment adviser's view, makes pricing the securities on the basis of U.S. Treasuries unlikely to provide a fair value of the securities.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. Government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Portfolio's net asset value is not calculated. A Portfolio calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the Exchange once on each day on which the Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value as determined in good faith by procedures approved as required by the Trustees.

                              REDEMPTIONS IN KIND

         Although each Portfolio intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from its investment portfolio. Redemptions in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner that the Trustees determine to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which a Portfolio is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

                                     TAXES

         Each Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

         As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. A Portfolio will not under present law be subject to any excise or income taxes in Massachusetts.

         In order to qualify as a "regulated investment company," a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts, and foreign currencies) held less than three months; (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (d) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

         If a Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         If a Portfolio fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Portfolio is permitted so to elect and so elects), plus any retained amount from the prior year, the Portfolio will be subject to a 4% excise tax on the undistributed amounts. A Portfolio is exempt from this distribution requirement and excise tax if at all times during the calendar year each shareholder in the Portfolio was "a segregated asset account of a life insurance company held in connection with variable contracts."

         Hedging transactions. If a Portfolio engages in transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Portfolio will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Portfolio.

         Under the 30% of gross income test described above, a Portfolio will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain Portfolio assets to be treated as held for less than three months.

         Certain of a Portfolio's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Portfolio's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as a dividend to the extent of the Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), and thereafter as a return of capital or as gain from the sale or exchange of a capital asset, as the case may be. If a Portfolio's book income is less than its taxable income, the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         Return of capital distributions. If a Portfolio makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you or your shares.

         Securities issued or purchased at a discount. A Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         Foreign currency-denominated securities and related hedging transactions. A Portfolio's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, and forward contacts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         With respect to investment income and gains received by a Portfolio from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes to which a Portfolio will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

         Foreign securities. Investment by a Portfolio in certain "passive foreign investment companies" could subject the Portfolio to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark to market such investments annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

                         ------------------------------

         This discussion of federal income tax treatment of the Trust and its shareholders is based on the law as of the date of this Statement of Additional Information.

                            INDEPENDENT ACCOUNTANTS

                            are the Trust's independent accountants, providing
audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

                                   CUSTODIAN

         Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri, is the custodian of each Portfolio, except that State Street Bank & Trust Company, P.O. Box 8602, Boston, Massachusetts serves as custodian to the Global Portfolio and as the foreign custodian to each of the other Portfolios in respect of foreign assets. A custodian's responsibilities include generally safeguarding and controlling a Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Portfolio's investments.

                            PERFORMANCE INFORMATION

         Total return for the one-, five-, and ten-year periods for each class of shares (or for the life of a class, if shorter) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Portfolio at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Portfolio during that period. Total return calculations assume reinvestment of all Portfolio distributions at net asset value on their respective reinvestment dates. Total return also may be presented for other periods.

         A Portfolio's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by the Portfolio during the base period less expenses accrued for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the Portfolio outstanding during the base period and entitled to receive dividends and (B) the net asset value per share on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by a Portfolio is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on costs). Dividends on equity securities are accrued daily at their stated dividend rates.

   All data are based on past performance and do not predict future results.

         At times, a Portfolio's investment adviser may reduce its compensation or assume expenses of the Portfolio in order to reduce the Portfolio's expenses. Any such fee reduction or assumption of expenses would increase a Portfolio's yield and total return during the period of the fee reduction or assumption of expenses.

         The performance of shares of each Portfolio depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the particular Portfolio is invested; changes in the expenses of a particular Portfolio; and various other factors.

         The performance of each Portfolio's shares fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return for each class of shares of the Portfolios.

         Performance information presented for the Portfolios should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable under their variable annuity contracts. These charges and expenses are not reflected in the Portfolio's performance and would reduce an investor's return under the annuity contract.

         Independent statistical agencies measure a Portfolio's investment performance and publish comparative information showing how a Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, a Portfolio may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

         Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, a Portfolio will quote its Lipper ranking in advertising and sales literature.

         Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average, and lowest. They represent a Portfolio's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the Portfolio. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

         Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

         A Portfolio's shares also may be compared to the following indices:

         Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

         Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated, in the Standard & Poor's figures.

         Consumer Price Index is generally considered to be a measure of inflation.

         CDA Mutual Fund Growth Index is a weighted performance average of other mutual funds with growth of capital objectives.

         Lipper Growth Fund Index is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

         Shearson Lehman Government/Corporate (total) Index is comprised of approximately 5,000 issues, which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

         Shearson Lehman Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

         Russell Growth 1000 (Russell 1000 Index) is a broadly diversified index consisting of approximately 1,000 common stocks of companies with market values between $20 million and $300 million that can be used to compare the total returns of funds whose portfolios are invested primarily in growth common stocks.

         Shearson Lehman Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Shearson Lehman Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index. These indices include:
U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank, and the Bank for Cooperatives; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a minimum Fitch rating of BBB.

         Salomon Brothers Mortgage-Backed Securities Index-15 Years includes the average of all 15-year mortgage securities, which include Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Government National Mortgage Association (Ginnie Mae).

         Shearson Lehman Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds, which are priced by Muller Data Corporation.

         From time to time, certain of the Portfolios that invest in foreign securities may advertise the performance of both classes of their shares compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following: Morgan Stanley Capital International World Index, The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) index, J.P. Morgan Global Traded Bond Index, Salomon Brothers World Government Bond Index, and the Standard & Poor's 500 Composite Stock Price Index (S&P 500). A Portfolio also may compare its performance to the performance of unmanaged stock and bond indices, including the total returns of foreign government bond markets in various countries. All index returns are translated into U.S. dollars. The total return calculation for these unmanaged indices may assume the reinvestment of dividends and any distributions, if applicable, may include withholding taxes, and generally do not reflect deductions for administrative and management costs.

         Investors may use such indices or reporting services in addition to the Trust or an individual Portfolio's prospectus to obtain a more complete view of a particular Portfolio's performance before investing. Of course, when comparing a Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing portfolios using reporting services, or total return and yield, investors should take into consideration any relevant differences in portfolios, such as permitted portfolio compositions and methods used to value portfolio securities and compute net asset value.

         Advertisements and other sales literature for a Portfolio may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in a Portfolio based on monthly reinvestment of dividends over a specified period of time.

         From time to time the Portfolios may advertise their performance, using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits, and to monthly market funds using the Lipper Analytical Service money market instruments average.

         Advertisements may quote performance information which does not reflect the effect of the sales load.

         Independent publications may also evaluate a Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, which bears full responsibility for their use and the descriptions appearing below. From time to time any or all of the Portfolios may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

         Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Funds are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

         Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

         Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Funds, Growth Funds, U.S. Government Funds, Equity Income Funds, Global Funds, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

         The Wall Street Journal publishes its Mutual Fund Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

         Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Funds are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3-year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

         Financial World publishes its monthly Independent Appraisals of Mutual Funds, a survey of approximately 1000 mutual funds. Funds are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United

States. The funds receive a composite past performance rating, which weighs the intermediate and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

         Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Funds performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

         Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Funds are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Funds compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Funds are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Funds compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

         The 100 Best Mutual Funds You Can Buy authored by Gordon K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a five-point system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                     MEMBERS OF INVESTMENT MANAGEMENT TEAMS

         The following persons are investment personnel of the Portfolios' investment advisers, as indicated.

Mentor Investment Advisors, LLC

Large Capitalization Quality Equity Growth

John G. Davenport, CFA -- Managing Director, Chief Investment Officer

Mr. Davenport has twelve years of investment management experience. He joined the Mentor organization after heading equity research for Lowe, Brockenbrough, Tierney, & Tattersall. He earned his undergraduate business degree from the University of Richmond and his graduate degree in business from the University of Virginia.

P. Barton Peters, CFA

Mr. Peters has sixteen years of investment management experience and joined the Mentor organization after the sale of his company, Parata Analytics Research, to Commonwealth Investment Counsel, the predecessor to Mentor Advisors. He has an undergraduate degree from the College of William and Mary and a masters degree in finance and quantitative sciences from Virginia Commonwealth University.

Richard H. Skeppstrom II -- Vice President, Portfolio Manager

Mr. Skeppstrom has six years of investment management experience. He has earned both his undergraduate degree and masters of business administration from the University of Virginia.

Richard L. Rice -- Vice President, Research Analyst

Mr. Rice has twenty-three years' experience in the securities industry. Prior to joining the Mentor organization in 1993, he was a partner in the equity management software firm, Parata Analytics Research, which was acquired by the Mentor organization. His previous responsibilities include director of Research for Signet Asset Management, Senior Research Analyst for Capitoline Investment Services, and research positions at Atlanta Corp. and Southwest Banking.

Active Fixed-Income

P. Michael Jones, CFA -- Managing Director, Chief Investment Officer

Mr. Jones has eleven years of investment management experience. Mr. Jones is responsible for the design and implementation of the fixed-income group's proprietary analytical system. He earned his undergraduate degree from the College of William and Mary.

Steven C. Henderson -- Associate Vice President, Portfolio Manager

Mr. Henderson has seven years of investment management experience. He has an undergraduate degree from the University of Richmond and a masters in business administration from George Washington University.

Stephen R. McClelland -- Vice President, Portfolio Manager

Mr. McClelland has six years of investment management experience, all of which have been at Commonwealth. He is a Certified Public Accountant and received his undergraduate degree in accounting from Iowa State University and his graduate business degree from Virginia Commonwealth University.

Keith Wantling

Mr. Wantling has five years of experience. Mr. Wantling performs analysis and screening for credit sensitive private label mortgage-backed securities and directs the firm's portfolio analysis effort. He holds his undergraduate degree in accounting information systems from Virginia Polytechnic Institute.

Small-to-Medium Capitalization Equity Growth

Theodore W. Price, CFA  -- Managing Director, Chief Investment Officer

Mr. Price has over thirty years of investment management experience, with over twenty-three years' tenure at Charter Asset Management, the predecessor to Mentor Advisors. He has managed Mentor Growth Portfolio since its inception. He earned both his undergraduate degree and masters of business administration from the University of Virginia.

Linda A. Ziglar, CFA -- Portfolio Manager

Ms. Ziglar has seventeen years of investment management experience. Ms. Ziglar joined Charter from Federated Investors, where she managed $300 million in equity assets. She holds an undergraduate degree from Randolph-Macon Woman's College where she graduated summa cum laude. She also holds a graduate degree in business administration from the University of Pittsburgh.

Jeffrey S. Drummond, CFA -- Vice President, Portfolio Manager

Mr. Drummond has eight years of investment management experience. Mr. Drummond began his career as a portfolio analyst in the Investment Strategy Department at Wheat First Butcher Singer, where he shared responsibility for directing $100 million in assets following the Strategic Sectors Portfolio. He received his undergraduate degree in finance from the University of Richmond, where he graduated cum laude.

Edward Rick IV

Mr. Rick has two years of investment management experience. He received his undergraduate degree in finance from the University of Richmond, where he graduated cum laude.

Tactical Asset Allocation

Don R. Hays -- Chief Investment Officer

Mr. Hays has over twenty-seven years of investment experience and is Director of Investment Strategy for Wheat First Butcher Singer, Inc., a position he has held since 1984. Mr. Hays began his career as an engineer with the Von Braun rocket-development team in 1968. He is regarded as one of the country's leading investment strategists and his market outlook is quoted regularly in the Wall Street Journal, Investor's Business Daily, USA Today, and other major media. He has been a guest on the PBS series Wall $treet Week with Louis Rukeyser and is regularly featured by Dow Jones, Reuters and Bloomberg News Services.

Asa W. Graves VII, CFA -- Portfolio Manager

Mr. Graves has five years of investment management experience and works closely with Mr. Hays to develop the analytical framework used in managing the Strategy Portfolio. He earned his undergraduate degree from the University of Richmond.

William P. Ryder -- Research Analyst

Mr. Ryder joined Wheat First Butcher Singer in 1991 as a member of its Investment Strategy Group, working as a research analyst on its growth and growth and income model portfolios. In 1995 he became part of the team responsible for managing the Mentor Strategy Portfolio. In that capacity he focuses primarily on conducting economic analysis, industry group studies, and asset allocation modeling. Mr. Ryder attended Virginia Commonwealth University and has five years' investment experience.

Mentor Perpetual Advisors, LLC

Scott McGlashan -- Far East Specialist, Portfolio Manager Mr. McGlashan has nineteen years of investment management experience, twelve years specializing in the Far East, and ten years' tenure in the Perpetual organization. He has earned degrees from Yale University and Cambridge University.

Robert Yerbury -- American Specialist, Portfolio Manager

Mr. Yerbury has twenty-four years of investment management experience, with over twenty years experience in North American stock markets, and has been part of the Perpetual team for twelve years. He received his undergraduate degree in mathematics from Cambridge University.

Stephen Whittaker -- United Kingdom Specialist, Portfolio Manager

Mr. Whittaker has sixteen years of investment management experience. Prior to his employment at Perpetual, Mr. Whittaker was responsible for a wide range of UK equity funds for the Save & Prosper Group. He earned a law degree from Manchester University.

Margaret Roddan -- European Specialist, Portfolio Manager

Ms. Roddan has eleven years of investment management experience. Ms. Roddan joined the Perpetual organization from Mercury Asset Management, where she shared responsibility for managing more than $750 million in continental European equity holdings. She is a graduate of the Investment Management Programme at the London Business School, studied Finance at City University, and holds an undergraduate degree in economic history from Bristol University.

                             SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.

                              FINANCIAL STATEMENT

                         [To be supplied by amendment]

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements and Supporting Schedules:

                  (1)      Financial Statements:

                           Statement of Assets and Liabilities(2)
                           Independent Auditors Report(2)

                  (2)      Supporting Schedules:

                           Not applicable

         (b)      Exhibits
                  (1)               Agreement and Declaration of Trust(1)
                  (2)               Bylaws(1)
                  (3)               Inapplicable
                  (4)  (A)          Portions of Agreement and Declaration of Trust Relating to
                                    Shareholders' Rights(1)
                       (B)          Portions of Bylaws Relating to Shareholders' Rights(1)
                  (5)  (A)          Form of Management Contract(2)
                  (6)               Form of Distribution Agreement(2)
                  (7)               Inapplicable
                  (8)               Form of Custody Agreement(2)
                  (9)  (A)          Form of Transfer Agency Agreement(2)
                  (10)              Opinion and Consent of Ropes & Gray(2)
                  (11)              Consent of Independent Auditors(2)
                  (12)              Inapplicable
                  (13)              Initial Capital Agreement(2)
                  (14)              Inapplicable
                  (15) (A)          Form of Distribution Plan and Agreement (Balanced Portfolio) (2)
                       (B)          Form of Distribution Plan and Agreement (Capital Growth Portfolio)(2)
                       (C)          Form of Distribution Plan and Agreement (Perpetual Global Portfolio)(2)
                       (D)          Form of Distribution Plan and Agreement (Growth Portfolio)(2)
                       (E)          Form of Distribution Plan and Agreement (Strategy Portfolio)(2)
                  (16)              Not applicable
                  (17)              Not applicable

-----------------
(1)      Filed herewith.
(2)      To be filed by pre-effective amendment.

Item 25.  Persons Controlled by or Under Common Control with Registrant

         None.

Item 26.  Number of Record Holders of Securities

         As of the time of the filing of this registration statement, none of the Portfolios had any shares outstanding.

Item 27.  Indemnification

        Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

        Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust or (b) to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

        Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments, or
(c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person ultimately will be entitled to indemnification.

        Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interest of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interest of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust and is not liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to any Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

        Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

        Section 4. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representative or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.

                        ---------------------------

        Reference is made to the Distribution Agreement, to be filed as an amendment to this Registration Statement, which contains provisions for the indemnification by Mentor Distributors, LLC of the Registrant and Trustees and officers and controlling persons of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser

        (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

        The business and other connections of each director, officer, or partner of Mentor Investment Advisors, LLC in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following table.

                                                                                 Other Substantial
                                         Position with the                       Business, Profession,
Name                                     Investment Adviser                      Vocation or Employment*
------                                  -------------------                    --------------------------
John G. Davenport                        Managing Director                      None


R. Preston Nuttall                       Managing Director                      Formerly, Senior Vice
                                                                                President, Capitoline
                                                                                Investment Services

                                      -4-







Paul F. Costello                         Managing Director                      Managing Director, Wheat
                                                                                First Butcher Singer, Inc.
                                                                                and Mentor Investment
                                                                                Group, LLC; President,
                                                                                Mentor Funds, Mentor
                                                                                Income Fund, Inc., Cash
                                                                                Resource Trust, and
                                                                                Mentor Institutional Trust;
                                                                                Executive Vice President
                                                                                and Chief Administrative
                                                                                Officer, America's Utility
                                                                                Fund, Inc.; Director,
                                                                                Mentor Perpetual
                                                                                Advisors, LLC and Mentor
                                                                                Trust Company


Theodore W. Price                        Managing Director                      Formerly, President,
                                                                                Charter Asset
                                                                                Management, Inc.


P. Michael Jones                         Managing Director                      Formerly, Managing
                                                                                Director, Commonwealth
                                                                                Investment Counsel, Inc.


Thomas L. Souders                        Treasurer                              Managing Director and
                                                                                Chief Financial Officer,
                                                                                Wheat, First Securities,
                                                                                Inc.; formerly, Manager of
                                                                                Internal Audit, Heilig-
                                                                                Myers; formerly, Manager,
                                                                                Peat Marwick & Mitchell
                                                                                & Company


Robert P. Wilson                         Assistant Treasurer                    Assistant Treasurer,
                                                                                Mentor Distributors, LLC


John M. Ivan                             Secretary                              Managing Director, Senior
                                                                                Vice President and
                                                                                Assistant General Counsel,
                                                                                Wheat, First Securities,
                                                                                Inc.; Managing Director
                                                                                and Assistant Secretary,
                                                                                Wheat First Butcher
                                                                                Singer, Inc.; Clerk, Cash
                                                                                Resource Trust, and
                                                                                Mentor Institutional Trust;
                                                                                Secretary, Mentor Funds


                                       -5-




Howard T. Macrae, Jr.                    Assistant Secretary                    Assistant Secretary,
                                                                                Mentor Distributors, LLC



         (b) The following is additional information with respect to the directors and officers of Mentor Perpetual Advisors, LLC ("Mentor Perpetual"):

         The business and other connections of each director, officer, or partner of Mentor Perpetual in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following table.

                                                                                 Other Substantial
                                         Position with the                       Business, Profession,
Name                                     Investment Adviser                      Vocation or Employment*
------                                  -------------------                    --------------------------
Scott A. McGlashan                       President                              Director, Perpetual
                                                                                Portfolio Management
                                                                                Limited


Martyn Arbib                             Director                               Chairman, Perpetual
                                                                                Portfolio Management
                                                                                Limited


Roger C. Cormick                         Director                               Deputy Chairman -
                                                                                Marketing, Perpetual
                                                                                Portfolio Management
                                                                                Limited


Paul F. Costello                         Director                               Managing Director, Wheat
                                                                                First Butcher Singer, Inc.;
                                                                                Mentor Investment Group,
                                                                                Inc.; President, Cash
                                                                                Resource Trust, Mentor
                                                                                Income Fund, Inc., The
                                                                                Mentor Funds, and Mentor
                                                                                Institutional Trust.


Daniel J. Ludeman                        Director                               Chairman and Chief
                                                                                Executive Officer, Mentor
                                                                                Investment Group;
                                                                                Director, Wheat First
                                                                                Securities, Inc.; Managing
                                                                                Director, Wheat First
                                                                                Butcher Singer, Inc.

                                       -6-




David S. Mossop                          Director                               Director, Perpetual
                                                                                Portfolio Management
                                                                                Limited


Richard J. Rossi                         Director                               Managing Director,
                                                                                Mentor Investment Group,
                                                                                LLC

         The address of each of the above-named entities (other than Capitoline Investment Services and Perpetual Portfolio Management Limited) is 901 East Byrd Street, Richmond, VA 23219. The address of Capitoline Investment Services is 919 East Main Street, Richmond, VA 23219. The address of Perpetual Portfolio Management Limited is 48 Hart Street, Henley-on-Thames, Oxfordshire, England RG92A2.

Item 29.  Principal Underwriters

(a) Mentor Distributors, LLC acts as the principal underwriter for the Trust.



Name and Principal                      Positions and Offices with              Positions and Offices with
Business Address                        Underwriter                             Registrant
----------------------                  ---------------------------             ---------------------------

Peter J. Quinn, Jr.                     President and Director                  None
901 East Byrd Street
Richmond, VA  23219


Paul F. Costello                        Senior Vice President                   President
901 East Byrd Street
Richmond, VA  23219


Thomas L. Souders                       Treasurer                               None
901 East Byrd Street
Richmond, VA  23219


John M. Harris                          Secretary                               None
901 East Byrd Street
Richmond, VA  23219


John M. Ivan                            Assistant Secretary                     Clerk
901 East Byrd Street
Richmond, VA   23219

                                       -7-

Item 30.  Location of Accounts and Records

         Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, John M. Ivan; Registrant's investment adviser, Mentor Investment Advisors LLC, and Registrant's transfer agent and custodian, ______________________________. The address of the Clerk and Mentor Advisors is 901 East Byrd Street, Richmond, Virginia 23219. The address of the transfer agent and custodian is
____________________________________.

Item 31.  Management Services

         None.

Item 32.  Undertakings

         (a) The Registrant undertakes to file a post-effective amendment within four to six months from the effective date of this Registration Statement for the purpose of providing unaudited financial statements in respect of the Portfolios.

         (b) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         (c) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Richmond, and the Commonwealth of Virginia, on this 25th day of March, 1997.

                                                   MENTOR VARIABLE
                                                   INVESTMENT PORTFOLIOS


                                                   By:/s/ Paul F. Costello
                                                   -------------------------
                                                      Title:  President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of March, 1997.

        Signature                                         Title
        ---------                                       --------

 /s/ Daniel J. Ludeman                            Chairman; Trustee
 -------------------------
    Daniel J. Ludeman


/s/ Paul F. Costello                              President; Principal Executive
---------------------                             Officer
    Paul F. Costello


/s/ Terry L. Perkins                              Treasurer; Principal Financial
---------------------                             Officer; Principal Accounting Officer
    Terry L. Perkins



                                  EXHIBIT INDEX

Exhibit No.                     Exhibit                         Page No.
------------                    --------                        ---------
(1)                       Agreement and Declaration of
                          Trust

(2)                       Bylaws

(4) (A)                   Portions of Agreement and
                          Declaration of Trust Relating to
                          Shareholders Rights

     (B)                  Portions of By-Laws Relating to
                          Shareholders' Rights